Other Credits	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Other Credits [Abstract]
OTHER CREDITS	NOTE 8 — OTHER CREDITS Our other credits consisted of the following:
			Change
	09/30/2025	12/31/2024	$	%
Judicial Deposit	14,400	12,369	2,031	14%
	14,400	12,369	2,031	14%

NOTE 8 — OTHER CREDITS

Our other credits consisted of the following:

			Change
	12/31/2024	12/31/2023	$	%
Insurance	—	11,779	(11,779)	-100%
Capitalization Title	—	19,397	(19,397)	-100%
Judicial Deposit	12,638	—	12,368	-100%
	12,368	31,176	(18,807)	-60%